Discontinued Operations - Summary of Results of Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Total revenues	$ (534)	$ 51,813	$ 3,336	$ 102,052
Impairments (recoveries)						$ 98,343	$ 40,794
Income (loss) from operations	(1,466)	(4,423)	(3,356)	(12,590)
Other income (expense), net	(81)	154	(33)	336
Gain (loss) on sale of assets	0	0	491	0
Interest expense	0	(71)	0	(175)
Income (loss) before income taxes	(1,547)	(4,340)	(2,898)	(12,429)
Income tax benefit (expense)	(65)	(126)	(129)	(275)	$ 2,804	16,166	7,588
Total discontinued operations	(1,612)	(4,466)	(3,027)	(12,704)	3,156	(168,285)	(65,338)
Noncontrolling interests' share of earnings							(409)
Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Total revenues					155,296	209,926	311,807
Impairments (recoveries)						98,343	40,794
Income (loss) from operations					(17,348)	(168,263)	(65,567)
Other income (expense), net					(2,351)	(15,177)	(7,330)
Gain (loss) on sale of assets					20,401
Interest expense					(350)	(1,011)	(29)
Income (loss) before income taxes					352	(184,451)	(72,926)
Income tax benefit (expense)					2,804	16,166	7,588
Total discontinued operations					3,156	(168,285)	(65,338)
Noncontrolling interests' share of earnings						152	(409)
Net income (loss) from discontinued operations attributable to common shares					3,156	(168,133)	(65,747)
Medical Services Revenue
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Total revenues	(534)	51,757	3,313	101,941
Medical Services Revenue | Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Total revenues					155,108	209,799	311,744
Other Operating Revenue
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Total revenues	0	56	23	111
Other Operating Revenue | Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Total revenues					188	127	63
Medical Services Expense
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Expenses	(1,266)	28,981	(628)	57,421
Medical Services Expense | Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Expenses					84,189	123,850	168,554
Other Medical Expenses
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Expenses	11	18,741	2,491	37,863
Other Medical Expenses | Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Expenses					57,546	79,423	108,358
General and Administrative
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Expenses	2,154	8,351	4,742	19,030
General and Administrative | Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Expenses					30,341	47,413	49,874
Depreciation and Amortization
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Expenses	$ 33	$ 163	$ 87	$ 328
Depreciation and Amortization | Discontinued Operations
Income Statement Balance Sheet And Additional Disclosures By Disposal Groups Including Discontinued Operations [Line Items]
Expenses					$ 568	$ 29,160	$ 9,794